Fees Summary	Jan. 17, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $1,900,000,000.
Narrative - Max Aggregate Offering Price	$ 1,900,000,000